INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

NOTE 17 - INVESTMENTS

17.1 - Business Combination

The Company concluded the acquisition of control of the investees Teles Pires Participações S.A, Triângulo Mineiro Transmissora S.A. (“TMT”), Vale do São Bartolomeu S.A (“VSB”), Retiro Baixo and Baguari Energia.

The acquisition of control of these companies configured as combinations of businesses, in the terms of IFRS 3 - Business Combination. The Company, through its subsidiaries, has shareholdings in those investees prior to obtaining control, and they are therefore a combination of businesses made in stages.

The prices paid for the acquisitions are not subject to alteration, as no contingent considerations or right to indemnifications were provided for.

The preliminary fair values of the assets acquired, and liabilities assumed identifiable on the date of acquisition are presented below. The measurement was made in a preliminary manner, with its finalization having to be made within the period of up to 12 months after the date of acquisition, as provided for in IFRS 3 - Business Combination. The management has no expectation of relevant adjustments in the final measurement of the allocation.

	sep/23	oct/23	Nov-23	dec/23	dec/23
Fair value of liquid assets acquired by the Company	Teles Pires	Baguari	Retiro Baixo	TMT	VSB

Fair value of assets acquired
Cash and cash equivalents	109,488	138,039	58,335	14,530	15,644
Accounts receivable	106,619	23,363	10,775	5,502	5,693
Fixed Assets	3,857,686	389,966	285,859	—	—
Asset contract	—	—	—	566,949	483,938
Intangible	222,156	860,446	158,669	896	22,989
Other assets	704,727	28,985	12,704	2,627	440
	5,000,676	1,440,799	526,342	590,504	528,704
Fair value of liabilities assumed
Loans	2,688,777	14,126	30,179	—	—
Remuneration to shareholders	—	35,791	—	—	—
Provisions	261,916	64,435	—	1,757	155
Other current and non-current liabilities	847,719	296,809	60,270	6,103	11,193
	3,798,412	411,161	90,449	7,860	11,348

Fair value of net assets acquired	1,202,264	1,029,638	435,893	582,644	465,620
Participation of non-controlling shareholders					51,736

For the calculations of fair values of the net assets, the Income Approach method was used, based on the future cash flow discounted to present value, using the following premises: (i) period of concession; (ii) discount rate reflecting weighted average cost of capital (WACC);(iii) profitability attributed to the concession agreement was calculated by profitability (EBITDA) of the cash flow.

On the date of acquisition of control, the noncontrolling interest in the acquired company was measured based on proportion to fair value of the net assets identified.

The results of the measurement of the shareholding previously held before the business combination are included in item other revenue and expenses (note 37), in the income statement of the financial year.

Teles Pires Participações S.A.

In September 2023, Eletronorte transferred to Neoenergia their shareholdings of 49% in EAPSA, 0.04% in Neoenergia Coelba, 0.04% in Neoenergia Cosern and 0.04% in Afluente T; whereas Neoenergia transferred to Eletronorte their shareholdings of 50.56% of Teles Pires Participações, 0.9% of Companhia Hidrelétrica Teles Pires Participações and paid to Eletronorte R$453,982.

All the shareholdings involved in the transaction were measured at fair value on the date of effective transfer of control.

Prior to the transaction, Eletrobras, through its subsidiaries CGT Eletrosul and Furnas, held 49% of Teles Pires Participações, after the negotiation between Eletronorte and Neoenergia, Eletrobras came to hold 100% of Teles Pires Participações.

With the acquisition of control, the assets and liabilities of Teles Pires Participações S.A., measured at fair value, came to compose the consolidated asset balance of Eletrobras. Management made the following adjustments to the assets and liabilities, in relation to their accounting balances: (a) increase in the item provisions by R$140,226; (b) recognition of R$510,675, due to the risk of reimbursement to the distributors, by agreement with ANEEL for delays in execution of construction; (c) recognition of R$202,372 in deferred tax assets due to adjustments made; and allocated R$74,622 in the asset account of the concession – intangible, totaling adjustment of R$373,907 in net assets.

On the date of acquisition of control of Teles Pires Participações S.A., the consideration transferred by the shareholding acquired of 51% was R$613,155. The shareholdings previously held by CGT Eletrosul and by Furnas were remeasured to correspond to 49% of the fair value of the net assets acquired, as determined by IFRS 3 - Business Combination.

(a) Fair value of liquid assets acquired by the Company	1,202,264
(b) Consideration transferred	613,155
(c) Fair value of shareholding maintained before combination of businesses	589,109
(d) = (b) + (c)	1,202,264
(d) - (a) Premium	—

The Company recorded in the results for the financial year the following income from the operation of acquisition of control of Teles Pires, net of tax, as presented below:

Remeasurement of shareholding previously held	188,274
Disposal of EAPSA	537,663
725,937

If the results of Teles Pires had been consolidated as of January 1, 2023, the Company’s net revenue would have increased by R$650,445 and the Company’s profit would have been reduced by R$80,263.

The revenue included in the consolidated income statement since October 1, 2023 includes the net revenue balance of Teles Pires of R$235,042 and the loss of R$23,393 in the same period.

Baguari

On October 6, 2023, Furnas came to hold 100% of Baguari Energia and indirectly 100% of Baguari I and, therefore, 100% of the UHE Baguari Consortium. Prior to the transaction, the shareholding held by Furnas was of 15% of UHE Baguari.

With the acquisition of control, the assets and liabilities of Baguari, measured at fair value, came to compose the consolidated asset balance of Eletrobras. The amount of R$799,187 was allocated in, in the concession assets - intangible account, and R$202,779 in deferred tax liabilities, totaling an adjustment of R$596,408 in net assets.

On the date of acquisition of control of Baguari, the consideration transferred by the shareholding acquired of 85% was R$875,204, in cash. The shareholding previously held by Furnas was remeasured to correspond to 15% of the fair value of the net assets acquired, as determined by IFRS 3 - Business Combination.

(a) Fair value of liquid assets acquired by the Company	1,029,638
(b) Consideration transferred	875,204
(c) Fair value of shareholding maintained before combination of businesses	154,434
(d) = (b) + (c)	1,029,638
(d) - (a) Premium	—

The Company calculated the result of R$74,135 in the acquisition of Baguari Energia, referring to the measurement of the shareholding previously held before the combination.

If the results of Baguari had been consolidated as of January 1, 2023, the Company’s net revenue would have increased by R$129,854 and the Company’s profit would have been increased by R$29,534.

The revenue included in the in the consolidated income statement since October 2023 includes the net revenue balance of Baguari of R$47,210 and the loss of R$12,568 in the same period.

Retiro Baixo Energia

On 22 November 2023, Furnas acquired 51% of the shareholding in the investee Retiro Baixo. Prior to the transaction, the shareholding held by Furnas was 49%; after the acquisition, it came to hold 100% of the shareholding.

With the acquisition of control, the assets and liabilities of Retiro Baixo, measured at fair value, came to compose the consolidated asset balance of Eletrobras. The amount of R$120,486 was allocated in the concession assets - account - intangible, and R$30,571 in deferred tax liabilities, totaling an adjustment of R$89,915 in net assets.

On the date of acquisition of control of Retiro Baixo, the consideration transferred by the shareholding acquired of 51% was R$222,306, in cash. The shareholding previously held by Furnas was remeasured to correspond to 49% of the fair value of the net assets acquired, as determined by IFRS 3 - Business Combination.

(a) Fair value of liquid assets acquired by the Company	435,893
(b) Consideration transferred	222,306
(c) Fair value of shareholding maintained before combination of businesses	213,587
(d) = (b) + (c)	435,893

The Company calculated the result of R$44,058 in the acquisition of Retiro Baixo, referring to the measurement of the shareholding previously held before the combination.

If the results of Retiro Baixo had been consolidated as of January 1, 2023, the net revenue of the Company would have increased by R$68,842 and the Company’s profit would have been R$28,693.

The revenue included in the consolidated income statement since November 2023 includes the net revenue balance of Retiro Baixo of R$14,373 and the profit of R$4,377 in the same period.

Triângulo Mineiro Transmissora S.A. (“TMT”)

On December 21, 2023, Furnas acquired 51% of the shareholding in the investee Triângulo Mineiro Transmissora S.A. Prior to the transaction, the shareholding held by Furnas was 49%; after the acquisition, it came to hold 100% of the shareholding.

With the acquisition of control, the assets and liabilities of TMT, measured at fair value, came to compose the consolidated asset balance of Eletrobras. The amount of R$896 was allocated to the concession assets - account - intangible, and R$227 in deferred tax liabilities, totaling an adjustment of R$669 in net assets.

On the date of acquisition of control of TMT, the consideration transferred by the shareholding acquired of 49% was R$273,211, in cash. The shareholding previously held by Furnas was remeasured to correspond to 49% of the fair value of the net assets acquired, as determined by IFRS 3 - Business Combination.

(a) Fair value of liquid assets acquired by the Company	582,644
(b) Consideration transferred	273,211
(c) Fair value of shareholding maintained before combination of businesses	285,495
(d) = (b) + (c)	558,706
(d) - (a) Premium	23,938

The Company calculated the result of R$68,481 in the acquisition of TMT, regarding the remeasurement of the shareholding previously held before the combination.

If the results of TMT had been consolidated as of January 1, 2023, the Company’s net revenue would have increased by R$54,810 and the Company’s profit would have been reduced by R$44,234.

Vale do São Bartolomeu S.A. VSB

On December 21, 2023, Furnas acquired the shareholding in the investee Vale do São Bartolomeu S.A. Prior to the transaction, the shareholding held by Furnas was 39%; after the acquisition, it came to hold 90% of the shareholding.

With the acquisition of control, the assets and liabilities of VSB, measured at fair value, came to compose the consolidated asset balance of Eletrobras. The amount of R$63,365 was allocated to the concession assets - account- intangible, and R$5,833 in deferred tax liabilities, totaling an adjustment of R$57,532 in net assets.

On the date of acquisition of control, the consideration transferred by the shareholding acquired of 51% was R$ 304,228, in cash. The shareholding previously held by Furnas was remeasured to correspond to 39% of the fair value of the net assets acquired, as determined by IFRS 3 - Business Combination.

(a) Fair value of liquid assets acquired by the Company	465,620
(b) Consideration transferred	304,228
(c) Fair value of shareholding maintained before combination of businesses	201,769
(d) = (b) + (c)	505,997
(d) - (a) Premium	40,377

The Company calculated the result of R$97,256 in the acquisition of VSB, referring to the measurement of the shareholding previously held of 39% before the combination.

If the results of VSB had been consolidated as of January 1, 2023, the Company’s net revenue would have increased by R$50,946 and the Company’s profit would have been increased by R$42,662.

17.2 - Change in investments

			Capital	Acquisition of	Other	Dividends and
		Balance on	payment/	investee	Comprehensive	interest on own	Equity pickup	Estimated loss	Balance on
Equity interests and other investments	Shareholdings	12/31/2022	Increase	control	Results	capital	method	on investments	12/31/2023
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	6,060,822	—	—	—	—	(431,409)	(337,152)	5,292,261
Energia Sustentável do Brasil S.A. - ESBR	40.00%	3,563,552	—	—	—	—	17,684	-	3,581,236
Belo Monte Transmissora de Energia S.A. - BMTE	49.00%	2,005,808	550	—	—	(63,089)	208,823	-	2,152,092
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	1,735,667	—	—	—	(67,845)	201,815	92,192	1,961,829
Mata de Santa Genebra Transmissão S.A.	49.90%	548,104	—	—	—	(13,782)	58,030	141,393	733,745
Empresa de Energia São Manoel S.A.	33.33%	588,913	—	—	—	-	(9,405)	-	579,508
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00%	502,090	—	—	—	(16,433)	57,613	-	543,270
Companhia Energética Sinop S.A. - SINOP	49.00%	526,442	—	—	—	-	(27,042)	139,677	639,077
Sistema de Transmissão Nordeste S.A. - STN	49.00%	269,217	—	—	—	(52,145)	47,000	-	264,072
Chapecoense Geração S.A.	40.00%	253,633	—	—	—	(221,467)	183,212	-	215,378
Enerpeixe S.A.	40.00%	261,789	—	—	—	(1,848)	3,695	-	263,636
Paranaíba Transmissora de Energia S.A.	24.50%	222,169	—	—	—	(8,360)	35,201	-	249,010
MGE Transmissão S.A.	49.00%	196,954	—	—	—	(13,941)	20,702	-	203,715
Goiás Transmissão S.A.	49.00%	206,773	—	—	—	(29,751)	14,553	-	191,575
Vamcruz I Participações S.A.	24.50%	130,332	—	—	—	(394)	1,661	-	131,599
Rouar S.A.	50.00%	133,828	—	—	(10,031)	(12,560)	12,206	-	123,443
Transenergia Renovável S.A.	49.00%	96,112	—	—	—	(13,117)	18,568	-	101,563
Transnorte Energia S.A.¹	50.38%	39,627	—	—	—	-	38,830	122,787	201,244
Tijoa Participações e Investimentos	49.90%	28,527	—	—	—	(41,813)	43,189	-	29,903
Teles Pires Participações S.A. - TPP	100.00%	315,385	26,696	(589,111)	—	-	(38,234)	285,264	-
Triangulo Mineiro Transmissora de Energia S.A.	100.00%	199,746	—	(217,489)	—	(4,410)	22,153	-	-
Retiro Baixo Energética S.A.	100.00%	155,470	—	(168,566)	—	-	13,096	-	-
Vale do São Bartolomeu Transmissora de Energia S.A.	90.00%	89,860	—	(103,945)	—	(3,120)	17,205	-	-
Baguari Energia	100.00%	71,987	—	(59,451)	—	(5,109)	(7,427)	-	-
Others²	30.61% to 54.01%	158,714	28,826	—	—	(147,086)	119,256	16,652	176,362
		18,361,521	56,072	(1,138,562)	(10,031)	(716,270)	620,975	460,813	17,634,518
Associates
Eletronuclear³	67.95%	7,188,028	—	—	(1,204)	—	26,530	—	7,213,354
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	5,007,916	—	—	(68,008)	(519,299)	947,470	—	5,368,080
Others	33.41% to 40.44%	1,666,799	—	—	51,802	(316,805)	482,554	—	1,884,349
		13,862,743	—	—	(17,410)	(836,104)	1,456,555	—	14,465,784

		32,224,264	56,072	(1,138,562)	(27,441)	(1,552,374)	2,077,530	460,813	32,100,302

[1] The Company has a 50.38% shareholding in Transnorte Energia S.A., however the control is shared with Alupar due to the shareholders agreement signed in March 2023;

[2] The shareholding of 54.01% in Serra do Facão Energia S.A. that consists of 43.03% ON and 100.00% PN, with this being classified as a joint subsidiary; and

[3] The shareholding of 67.95% in Eletronuclear consists of 35.90% ON and 99.99% PN, with this being classified as an associate.

							Dividends
				Transfer to			and
				asset held	Other		interest on	Equity	Estimated	Balance
		Balance on	Effects of	for	Comprehensive	Increase/Reduction	own	pickup	loss on	on
Equity interests and other investments	Shareholdings	12/31/2021	deconsolidation	sale/Write-off	Results	of capital	capital	method	investments	12/31/2022
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	6,384,303	—	—	—	—	—	(323,481)	—	6,060,822
Energia Sustentável do Brasil S.A. - ESBR	40.00%	3,295,627	—	—	—	—	—	(41,692)	309,617	3,563,552
Belo Monte Transmissora de Energia S.A. - BMTE	49.00%	1,895,036	—	—	—	—	(66,400)	177,172	—	2,005,808
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	1,409,983	—	—	—	—	(123,598)	231,063	218,219	1,735,667
Teles Pires Participações S.A. - TPP	49.44%	789,994	—	—	—	46,336	—	(52,467)	(468,478)	315,385
Mata de Santa Genebra Transmissão S.A.	49.90%	634,284	—	—	—	—	(74,570)	55,915	(67,525)	548,104
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00%	413,106	—	—	—	—	(7,415)	96,399	—	502,090
Empresa de Energia São Manoel S.A.	33.33%	428,168	—	—	—	—	—	(16,771)	177,516	588,913
Energética Águas da Pedra S.A. - EAPSA	49.00%	291,327	—	(286,776)	—	—	(65,154)	60,603	—	—
Companhia Energética Sinop S.A. - SINOP	49.00%	349,256	—	—	—	—	—	(38,037)	215,223	526,442
Sistema de Transmissão Nordeste S.A. - STN	49.00%	258,272	—	—	—	—	(52,964)	63,909	—	269,217
Chapecoense Geração S.A.	40.00%	454,259	—	—	—	—	(369,709)	169,083	—	253,633
Enerpeixe S.A.	40.00%	266,309	—	—	—	—	—	(4,520)	—	261,789
Goiás Transmissão S.A.	49.00%	177,274	—	—	—	—	(9,188)	38,687	—	206,773
Paranaíba Transmissora de Energia S.A.	24.50%	188,675	—	—	—	—	(10,433)	43,927	—	222,169
MGE Transmissão S.A.	49.00%	168,273	—	—	—	—	(8,934)	37,615	—	196,954
Triangulo Mineiro Transmissora de Energia S.A.	49.00%	182,828	—	—	—	—	(5,145)	22,063	—	199,746
Retiro Baixo Energética S.A.	49.00%	168,726	—	—	—	—	(37,513)	24,257	—	155,470
Rouar S.A.	50.00%	134,264	—	—	(9,089)	—	(4,734)	13,387	—	133,828
Transenergia Renovável S.A.	49.00%	97,461	—	—	—	—	(13,514)	12,165	—	96,112
Vale do São Bartolomeu Transmissora de Energia S.A.	39.00%	79,406	—	—	—	—	(6,240)	16,694	—	89,860
Luziania-Niquelandia Transmissora S.A.	49.00%	38,320	—	—	—	—	(5,700)	15,130	—	47,750
Itaipu	—	279,025	—	(279,025)	—	—	—	—	—	—
Others	24.50% to 54.10%	364,160	—	(22,068)	—	19,798	(51,137)	70,036	648	381,437
		18,748,336	—	(587,869)	(9,089)	66,134	(912,348)	671,137	385,220	18,361,521
Associates
Eletronuclear	67.95%	—	6,571,987	—	474,581	—	—	141,460	—	7,188,028
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.03%	4,451,016	—	—	75,855	(11,244)	(250,310)	742,599	—	5,007,916
Companhia Estadual de Transmissao de Energia Elétrica - CEEE-T	—	644,208	—	(648,271)	—	—	4,063	—	—	—
Lajeado Energia S.A.	40.07%	99,516	—	—	67	—	(115,640)	112,094	—	96,037
CEB Lajeado S.A.	40.07%	74,160	—	—	18	—	(37,123)	57,784	—	94,839
Paulista Lajeado Energia S.A.	40.07%	37,925	—	—	—	—	(13,690)	(9,713)	—	14,522
Others	33.28% to 39.02%	1,714,011	—	(344,643)	23,414	(6,688)	(215,141)	290,448	—	1,461,401
		7,020,836	6,571,987	(992,914)	573,935	(17,932)	(627,841)	1,334,672	—	13,862,743

		25,769,172	6,571,987	(1,580,783)	564,846	48,202	(1,540,189)	2,005,809	385,220	32,224,264

17.3 - Estimated losses on investments

When objective evidence is identified of losses in investments in associates, the Company makes an assessment of the recoverable value of those investments on the basis of the discounted cash flow (value in use) or its fair value net of sales expenses, using the greater of the two.

The assumptions used are the Company’s Management’s best estimate of future trends in the electricity sector and are based both on external sources of information and on historical data from the SPEs. The main premises are described below:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;

●	Discount rate per year (after taxes*) specific to each SPE, respecting the capital structure and cost of debt of each one, using the WACC, using the same parameters, except for the capital structure and cost of debt, used to calculate the discount rates for corporate assets. For more information, see note 20;

●	Revenues projected in accordance with the contracts, with no provision for extending the concession / authorization; and

●	Expenses considering the Business Plan of each investee and the historical values realized.

* The use of post-tax discount rates in determining the amounts in use would not result in materially different recoverable amounts if pre-tax rates were used.

	12/31/2023	12/31/2022
Norte Energia S.A.	337,152	—
Teles Pires Participações S.A. - TPP	—	468,478
Interligação Elétrica do Madeira S.A. - IE Madeira	—	92,192
Companhia Energética Sinop S.A. - SINOP	—	139,677
Transnorte Energia S.A.	—	122,787
Mata de Santa Genebra Transmissão S.A.	—	141,393
Lago Azul Transmissão	—	16,652
	337,152	981,179

17.4 - Measured at fair value

	Shareholdings	Asset Value	Fair value
	12/31/2023	12/31/2023	12/31/2023	12/31/2022
AES Tietê Energia S.A	0.53%	11,551	38,990	383,958
Companhia Energética do Ceará - COELCE	7.06%	76,658	193,330	200,391
Energisa Holding	1.16%	57,144	248,904	371,418
Auren Energia S.A.	0.05%	3,114	6,978	152,425
Centrais Elétricas de Santa Catarina S.A - CELESC	10.75%	266,636	270,991	227,237
Companhia Paranaense de Energia - COPEL	—	—	—	105,164
Equatorial Energia Pará	0.99%	16,075	169,356	143,008
Energisa Mato Grosso - Distribuidora de Energia S.A.	—	—	—	32,632
Rio Paranapanema Energia	0.47%	3,924	11,524	11,899
Companhia Energética de Brasília - CEB	2.10%	11,861	25,039	16,330
CEEED	4.62%	—	68,575	—
Others	Between 0.0019% to 0.13%	3,999	70,694	116,796
		450,962	1,104,381	1,761,258

In December 2023, the Company transferred to Votorantim S.A. 9,823,673 shares in Auren Energia for R$131,146 and 24,662,112 shares in AES Brasil for R$300,878.

17.5 - Summary of information on the main joint ventures and associates

	12/31/2023
											Other
											components of	Total
	Shareholder’s	Current	Non-current	Total	Current	Non-Current		Total	Net operating	Net	comprehensive	comprehensive
	Equity	assets	asset	asset	Liabilities	Liability	Net assets	liabilities	revenue	Profit / (Loss)	income	income
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	1,773,469	41,373,463	43,146,932	2,354,484	29,534,358	11,258,090	43,146,932	5,764,413	(850,814)	—	(850,814)
Energia Sustentável do Brasil S.A. - ESBR	40.00%	1,450,472	18,666,697	20,117,169	1,136,429	10,027,652	8,953,088	20,117,169	3,378,906	44,213	—	44,213
Belo Monte Transmissora - BMTE	49.00%	1,231,090	7,944,087	9,175,177	613,330	4,170,939	4,390,908	9,175,177	1,039,054	415,782	—	415,782
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	1,022,813	6,293,140	7,315,953	578,744	2,733,476	4,003,733	7,315,953	712,294	411,868	—	411,868
Mata de Santa Genebra	49.90%	689,261	3,078,913	3,768,174	115,975	2,181,769	1,470,430	3,768,174	393,463	116,292	—	116,292
Chapecoense Geração	40.00%	410,737	2,573,564	2,984,301	607,435	1,838,423	538,443	2,984,301	1,274,912	487,050	—	487,050
Empresa de Energia São Manoel	33.33%	320,697	3,419,572	3,740,269	151,647	1,850,081	1,738,541	3,740,269	446,946	(28,801)	—	(28,801)
Companhia Energética Sinop	49.00%	210,141	2,706,715	2,916,856	143,063	1,469,551	1,304,242	2,916,856	341,162	(55,189)	—	(55,189)
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	5,978,428	29,932,728	35,911,156	2,444,736	15,674,708	17,380,140	35,499,584	6,215,521	2,892,362	(186,196)	2,706,166
Eletronuclear	67.95%	3,179,932	19,937,388	23,117,320	2,612,091	9,889,551	10,615,678	23,117,320	3,931,707	318,199	(1,772)	316,427

Additional information:

	12/31/2023
	Cash and cash	Current financial	Non-current financial	Depreciation and			Income tax
Jointly controlled companies	equivalents	liabilities*	liabilities*	amortisation	Interest income	Interest expense	expense
Norte Energia S.A. - NESA	704,312	978,409	28,236,723	(1,708,076)	275,685	(2,570,068)	151,829
Jirau Energia S.A.	863,473	785,517	9,464,700	(760,823)	150,273	(1,008,553)	(26,923)
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	245,819	2,094,880	15,126,192	(24,889)	222,090	(1,043,648)	(228,637)
Eletronuclear	29,374	544,969	6,352,760	(420,733)	907,977	(1,374,023)	(269,463)

* Excluding trade and other payables and provisions.

	12/31/2022
											Other
											components of	Total
	Shareholder’s	Current	Non-current	Total	Current	Non-Current		Total	Net operating	Net	comprehensive	comprehensive
	Equity	assets	asset	asset	Liabilities	Liability	Net assets	liabilities	revenue	Profit / (Loss)	income	income
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	1,760,261	41,668,551	43,428,812	2,254,754	29,070,142	12,103,916	43,428,812	5,565,305	(647,346)	—	(647,346)
Sustentável do Brasil S.A. - ESBR	40.00%	1,210,513	19,354,405	20,564,918	1,058,167	10,597,876	8,908,875	20,564,918	3,116,478	(104,235)	—	(104,235)
Belo Monte Transmissora - BMTE	49.00%	1,140,735	7,679,713	8,820,448	630,800	4,096,162	4,093,486	8,820,448	954,985	360,022	—	360,022
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	931,271	6,251,143	7,182,414	634,666	2,817,425	3,730,323	7,182,414	735,154	471,557	—	471,557
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	4,670,170	27,573,380	32,243,550	1,293,346	14,413,723	16,536,481	32,243,550	5,450,570	2,319,791	216,001	2,535,792
Eletronuclear	67.95%	4,610,349	18,373,593	22,983,942	2,434,613	9,970,923	10,578,406	22,983,942	3,963,282	29,822	698,427	728,249

Additional information:

	12/31/2022
			Non-current
	Cash and cash	Current financial	financial	Depreciation and			Income tax
	equivalents	liabilities*	liabilities*	amortisation	Interest income	Interest expense	expense
Jointly controlled companies
Norte Energia S.A. - NESA	741,217	933,855	28,701,002	(7,979)	235,784	(2,522,958)	115,441
Jirau Energia S.A.	692,538	728,213	10,005,345	(761,506)	115,409	(981,914)	51,122
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	336,523	1,052,827	14,096,618	(27,498)	169,221	(981,399)	(358,343)
Eletronuclear	32,471	594,758	6,718,183	(594,597)	540,160	(1,532,700)	(253,229)

* Excluding trade and other payables and provisions.

17.6 - Market value of associates that are quoted on the stock exchange

		Fair value[1]
Valued using the equity method	Shareholdings	12/31/2023	12/31/2022
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	6,465,890	5,566,247
Equatorial Maranhão Distribuidora de Energia S.A.	33.41%	1,605,618	1,348,024
Empresa Metropolitana de Águas e Energia S.A. - EMAE	40.44%	881,517	1,015,837

¹ Based on the stock price on the base date reported in the table.

17.7 – Shares in guarantee

Since the Company has several lawsuits within the scope of the Judiciary, where it appears as a defendant, equity interests are offered as a guarantee, in the resources of these lawsuits, as follows:

12/31/2023
Business	Value of	Percentage	Investment
Shareholdings	investment	Blocking	Blocked
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	5,255,701	37.17%	1,953,354
AES Brasil Energia S.A.	38,990	95.99%	37,425
Energisa Holding	248,904	99.43%	247,497
Centrais Elétricas de Santa Catarina S.A - CELESC	270,991	14.58%	39,511
Companhia Energética do Ceará - COELCE	193,330	5.46%	10,555
Auren Energia S.A.	6,978	100.00%	6,978
Others	1,339,404	32.29% to 100.00%	662,963
	7,354,298		2,958,283

17.8 - Negative Net Working Capital

The Company and its subsidiaries hold interests in the companies Madeira Energia S.A., Norte Energia S.A., Teles Pires Participações S.A., Chapecoense Geração S.A., Lajeado Energia S.A., and Vamcruz I Participações S.A. that presented in the year ended December 31, 2023, negative net working capital of R$347,547, R$465,637, R$161,979, R$196,698, R$30,120 and R$42,312, respectively.

Accounting Policy

The Company evaluates its investments in subsidiaries, jointly controlled and affiliated companies using the equity method, see note 4.5, and other investments in equity interests at fair value. The fair value considered for these shares corresponds to the current price of the shares traded on the Stock Exchange.

In the equity method, the shareholding of the investor in the profit or loss of the period of the investee is recognized in the results period of the investor, as the result of the equity.

Changes in the value of investments in equity investments valued at fair value, resulting from the change in share prices, are recorded directly in shareholders’ equity, as other comprehensive income. Dividend receipts paid to the Company by these investees are recorded in profit or loss.

In the consolidated balance sheet, the balance sheet balances of the Company’s subsidiaries are distributed, according to the nature, under the items of assets and liabilities, thus not comprising the consolidated balance of investments. See note 4.5.

The company treats transactions with non-controlling interests as transactions with owners of the company's assets. For purchases of non-controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary's net assets is recorded in equity. Gains or losses on disposals of non-controlling interests are also recorded directly in equity.

Associates are all the entities over which the Group has significant influence but not control, generally through a shareholding of 20% to 50% of voting rights. Joint agreements are all those entities over which the Company has shared control with one or more parties. Investments in joint agreements are classified as joint operations or joint ventures, depending on the rights and on the contractual obligations of each investor.

Joint operations are accounted in the financial statements to represent the rights and the contractual obligations of the Company. Thus, the assets, liabilities, revenue and expenses related to their interests in joint operations are accounted individually in the financial statements. Investments in associates and joint ventures are initially recognized at cost and adjusted thereafter using the equity method.

Estimates and critical judgements

Combination of businesses

In the measurement process of the business combination, the Company applies assumptions and valuation techniques that involve judgements by the Management on the basis of their business model and on the individual characteristics of the business evaluated, that result in the measurement of the fair values of the assets acquired and of the liabilities taken on.

Losses from investments

For the purposes of test of recoverability of its investments, the Company considers as recoverable value the current value of the estimated future cash flows, with a discount rate that reflects the current market valuation and/or opportunity cost to the Company, the currency value at the time and the specific risks of the asset.

For the impairment tests of the assets for which the Company initiated studies for the negotiation, not yet characterized as available for sale in accounting terms, the recoverable value represents the average of the values of the proposals, not yet binding, received from the possible interested parties.